Long Term Deposits, Landlords	12 Months Ended
Mar. 31, 2022
Long Term Deposits [Abstract]
LONG TERM DEPOSITS, LANDLORDS

Note 11 – LONG TERM DEPOSITS, LANDLORDS

As of March 31, 2022 and March 31, 2021, long term deposits amounted to $1,761,945 and $1,546,764, respectively. Long term deposits are sums deposited with, or advanced to, landlords for the purpose of securing retail store leases that the Company does not anticipate applying or being returned within the next twelve months. Most of the Company’s landlords require a minimum payment of nine months’ rent, paid up front, plus additional deposits.